Prepaid and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Prepaid and Other Current Assets [Abstract]
Summary of prepaid and other current assets
	September 30, 2013		December 31, 2012
Prepaid consulting fees		$427,240		$181,849
Prepaid compensation		348,309		311,090
Receivable New York State Energy Research and Development Authority		15,502		-
Other prepaid expenses and other current assets		200,207		78,170
Subtotal		991,258		571,109
Less: non current portion		(358,620)		(213,797)
Prepaid and other current assets		$632,638		$357,312

	December 31, 2012	December 31, 2011
Prepaid consulting fees	$181,849	$147,648
Prepaid compensation	311,090	-
Receivable from Target	34,475	-
Sundry prepaid expenses and other current assets	43,695	9,610
Subtotal	571,109	157,258
Less: non current portion	(213,797)	( -)
Prepaid and other current assets	$357,312	$157,258